Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Total revenues	$ 365,704		$ 324,253	[1]	$ 325,899	[1]
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 75,735		$ 59,880		$ 70,545
Percentage of revenues of the Group	20.71%		18.47%		21.65%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues		[2]		[2]	$ 35,760
Percentage of revenues of the Group		[2]		[2]	10.97%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 53,605		$ 39,355		$ 43,904
Percentage of revenues of the Group	14.66%		12.14%		13.47%
Customer 4 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 50,447		$ 32,446		$ 35,650
Percentage of revenues of the Group	13.79%		10.01%		10.94%
Customer 5 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 38,212		$ 36,391			[2]
Percentage of revenues of the Group	10.45%		11.22%			[2]

[1]	Restated (See note 2.E and 28)
[2]	Represents an amount less than 10% of revenues.